INTANGIBLE ASSETS AND GOODWILL, NET - Schedule of detailed information about fund manager contract intangible assets (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	S/ 1,818,398	S/ 1,666,265	S/ 1,464,372
Fund manager contract [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	84,331	81,702
Credicorp Capital Colombia S.A. [Member] | Fund manager contract [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	42,328	42,352
Credicorp Capital Holding Chile - Inversiones IMT [Member] | Fund manager contract [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	38,553	34,997
Ultrasefinco S.A. [Member] | Fund manager contract [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	S/ 3,450	S/ 4,353